Cover	Oct. 20, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On October 25, 2023, OptimizeRx filed with the Securities and Exchange Commission a Current Report on Form 8-K (the “Original Form 8-K”) to report the consummation of the Merger. Among other things, this Amendment No. 1 to the Original Form 8-K amends and supplements Item 9.01 of the Original Form 8-K to provide the financial statements and pro forma financial information required under Items 9.01(a) and (b) of Form 8-K, which were excluded from the Original Form 8-K in reliance on the instructions to such items.
Document Period End Date	Oct. 20, 2023
Entity File Number	001-38543
Entity Registrant Name	OptimizeRx Corporation
Entity Central Index Key	0001448431
Entity Tax Identification Number	26-1265381
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	260 Charles Street
Entity Address, Address Line Two	Suite 302
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	248
Local Phone Number	651.6568
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 Par Value
Trading Symbol	OPRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false